UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

 (Address of principal executive offices)

(Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				September 30, 2006 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Air Services, Other
11,700	Airnet Systems, Inc.*	36,901	40,599	0.18%

Apparel/Footwear/Components
16,300	RG Barry Corp.*	26,470	107,580
200	Velcro Industries NV	2,449	2,870
		28,919	110,450	0.49%
Beverages & Food
9,400	American Italian Pasta Co.*	63,309	73,132
13,700	Farmer Brothers Co.	274,862	281,398
50,000	Pyramid Brewery, Inc. *	92,773	125,500
		430,944	480,030	2.15%
Business Development Cos.
131,030	Brantley Capital Corp.	365,084	243,716
82,100	BKF Capital Group, Inc.*	377,426	320,190
93,900	MVC Capital, Inc.	837,204	1,216,944
		1,579,714	1,780,850	7.97%
Conglomerate
70,268	Argan, Inc. *	328,082	207,290
1,500	Burnham Holdings	25,627	26,550
80,400	Regency Affiliates, Inc. *	470,074	482,400
19,800	United Capital Corp.*	420,350	528,462
106,972	WHX Corp. *	980,296	962,748
17,400	McRae Industries, Inc.	194,930	213,150
		2,419,359	2,420,600	10.83%
Electric Housewares & Fans
2,200	National Presto Industries, Inc.	89,068	121,594	0.54%

Financial Services
457,840	Cadus Corp. *	731,325	723,387
88,500	Cosine Communications, Inc.*	214,096	234,525
60,000	Dynabazaar, Inc. *	18,786	18,900
36,200	Kent Financial Services, Inc. *	78,378	80,002
103,439	LQ Corp. *	170,114	129,299
31,250	Novt Corp. *	91,299	71,875
6,850	Webfinancial Corp. *	62,599	82,543
		1,366,597	1,340,531	6.00%

Furniture & Fixtures
13,900	Reconditioned Systems, Inc.	24,980	43,090	0.19%

Industrial Instruments For Measurement, Display, and Control
75,100	Electronic Sensor Technology, Inc.	307,987	315,420	1.41%

Insurance
9,700	SCPIE Holdings, Inc. *	81,096	228,338	1.02%

IT Services
400,000	New Horizons Worldwide Inc.*	224,000	360,000
48,200	Technology Solutions Co. *	448,074	415,966
		672,074	775,966	3.47%
Healthcare Products/Equipment
21,600	Allied Healthcare Products, Inc. *	106,121	113,184	0.51%

Mailboxes & Lockers
77,200	American Locker Group, Inc. *	459,549	343,540	1.54%

Motor Vehicle Parts & Accessories
1,300	Safety Components International, Inc.*	17,785	18,590	0.08%

Optical Instruments & Lenses
51,500	Meade Instruments Corp.*	$ 127,367	$ 115,875
3,000	Refac Optical Group*	$ 14,856	$ 17,850
		142,223	133,725	0.60%
Plastic Products
52,100	Peak International, Ltd. *	149,273	157,342	0.70%

Primary Smelting & Refining of Nonferrous Metals
1,000	Blue Earth Refineries, Inc.	1	1,370	0.01%

Ship & Boat Building & Repairing
353,722	Conrad Industries, Inc. *	621,134	1,397,202	6.25%

Real Estate Investment Trusts
30	USA Real Estate Investors Trust *	14,491	15,300	0.07%

Textile Mill Products
223,480	Delta Woodside Industries, Inc. *	175,127	15,643
185,800	Quaker Fabric Corp.*	554,803	208,096
30,700	Unifi, Inc. *	63,272	73,680
		793,202	297,419	1.33%

Total for Common Stock		$ 9,341,418	$ 10,135,140	45.33%

Auction Market Preferreds
4	Aim Select Real Estate, Inc. Fund Pfd - W	100,000	100,000
4	Advent Claymore Conv. Sec. Inc. Fund Pfd - M7	100,000	100,000
4	Pioneer High Income Trust Pfd - M	100,000	100,000
4	Western Asset Premium Bond Fund Pfd - M	100,000	100,000

Total for Auction Market Preferred Stock		$ 400,000	$ 400,000	1.79%

Convertible Preferreds
26,500	Ameritrans Capital Corp. Pfd	308,229	313,495
44,254	Aristotle Corp. Convertible Pfd - I	347,474	345,624

Total for Convertible Preferred Stock		$ 655,703	$ 659,119	2.95%

Put Contracts
23,000	IWM Jan 07 @ 69	118,022	47,150
19,500	IWM Jan 08 @ 80	267,875	191,100
6,000	IWM Jan 09 @ 90	111,900	108,600
24,000	XLF Jan 08 @ 35	120,960	46,800
37,500	XLF Jan 09 @ 35	124,313	97,500

Total for Put Contracts		$ 743,070	$ 491,150	2.20%

SHORT TERM INVESTMENTS
Money Market Fund
10,780,378	AIM Short Term Investments Company 5.27% **	10,780,378	10,780,378

Total for Short Term Investments		$ 10,780,378	$ 10,780,378	48.22%

	Total Investments	$ 21,920,569	$ 22,465,787	100.48%

	Liabilities in Excess of Other Assets		(108,257)	-0.48%

	Net Assets		$ 22,357,530	100.00%

* Non-Income producing securities.
** Dividend Yield
NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS
At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,920,569 amounted to $545,218, which consisted of aggregate gross unrealized appreciation of
$1,955,189 and aggregate gross unrealized depreciation of $1,409,971.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date November 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date November 24, 2006

* Print the name and title of each signing officer under his or her signature.